Stockholders' Equity - Schedule of Warrants Exercised (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Warrants Outstanding, Beginning balance	796,985	1,311,117
Warrants Outstanding, Issued		115,000
Warrants Outstanding, Exercised		(608,612)
Warrants Outstanding, Expired		(20,520)
Warrants Outstanding, Ending balance	796,985	796,985	1,311,117
Weighted Average Exercise Price, Beginning balance	$ 6.04	$ 4.03
Weighted Average Exercise Price, Issued		6.25
Weighted Average Exercise Price, Exercised		1.8
Weighted Average Exercise Price, Expired		5
Weighted Average Exercise Price, Ending balance	$ 6.04	$ 6.04	$ 4.03
Weighted Average Remaining Contractual Term in Years	4 years 10 months 28 days	5 years 1 month 28 days	7 years 3 months 18 days